SUPPLEMENT DATED DECEMBER 3, 2007
                   TO THE PROSPECTUS DATED APRIL 30, 2007 FOR

                              DEFINED STRATEGIES(SM)

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  THROUGH JACKSON NATIONAL SEPARATE ACCOUNT - I

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

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*Under INVESTMENT DIVISIONS, with the JNL Variable Fund LLC, please replace the corresponding fund objectives with the following.

         JNL/MELLON CAPITAL MANAGEMENT 25 FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE").

         JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 100 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date.

         JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index.

         JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer Services Index.

         JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financial Index.

         JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Healthcare Index.

         JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index.

         JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index.

(To be used with VC3652 05/07)
                                                                V6190 12/07